Government grants - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Government Grants [Line Items]
Grant received from government	$ 2.2
Decrease in operating costs	$ 115.4		$ 145.4
Canadian Emergency Wage Subsidy [Member]
Government Grants [Line Items]
Grant received from government		$ 3.5
Decrease in operating costs		2.2
Decrease in General and administrative costs		0.7
Decrese in Capital expenditure		0.6
Alberta Site Rehabilitation Program [Member]
Government Grants [Line Items]
Decrese in Capital expenditure		$ 2.2